Related-Parties Transactions (Tables)	12 Months Ended
May 31, 2026
Balances and Transaction with Related Parties
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2025	2026	2025	2026
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by the Founder	3,273	1,756	403	—
Beijing Edutainment World Education Technology Co., Ltd (“Edutainment World”)	(2)	Long-term investee	3,070	2,476	—	—
Others			224	3,510	2	88

Total			6,567	7,742	405	88

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2025	2026
			US$	US$
Metropolis	(1)	Company controlled by the Founder	1,908	2,891
Thaiwoo Management	(3)	Equity method investee	6,390	8,276
Others			4,166	1,478

Total			12,464	12,645

(b)	Transactions:

			Rental expenses For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Metropolis	(1)	Company controlled by the Founder	10,896	13,160	14,026

			Revenues For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Edutainment World	(2)	Long-term investee	251	—	—
Metropolis	(1)	Company controlled by the Founder	—	185	480
Others			—	—	1

Total			251	185	481

			Loans provided to related parties For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Thaiwoo Management	(3)	Equity method investee	—	6,371	1,405
Others			1,388	—	—

Total			1,388	6,371	1,405

			Cost For the years ended May 31,
	Notes	Relationship	2024	2025	2026
			US$	US$	US$
Edutainment World	(2)	Long-term investee	48	5	—
Others			—	35	10

Total			48	40	10